ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued compensation and benefits	$ 1,326	$ 1,326	$ 1,326
Accrued research and development	233	233	233
Accrued other	427	381	307
Total accrued expenses	$ 1,986	$ 1,940	$ 1,866